Note 6 - Transactions with Related Parties - Fees Charged by Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Central Mare [Member]
Fees charged		$ 1,577,000	$ 1,691,000	$ 873,000
Central Shipping Monaco SAM [Member]
Fees charged		2,598,000	2,657,000	1,297,000
Management Fee [Member] | Central Mare [Member] | Management Fees - Related Parties [Member]
Fees charged				33,000
Management Fees [Member] | Central Shipping Monaco SAM [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Fees charged		118,000	140,000	50,000
Management Fees [Member] | Central Shipping Monaco SAM [Member] | Management Fees - Related Parties [Member]
Fees charged		1,598,000	166,000	166,000
Executive Officers and Other Personnel Expenses [Member] | Central Mare [Member] | General and Administrative Expense [Member]
Fees charged		1,530,000	1,560,000	840,000
Amortization of Awarded Shares [Member] | Central Mare [Member] | Management Fees Related Party [Member]
Fees charged	[1]	47,000	131,000
Supervision Fee [Member] | Central Shipping Monaco SAM [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Fees charged		43,000	72,000	49,000
Superintendent Fees [Member] | Central Shipping Monaco SAM [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Fees charged		67,000	114,000	18,000
Superintendent Fees [Member] | Central Shipping Monaco SAM [Member] | Vessel Operating Expenses [Member]
Fees charged		104,000	66,000	31,000
Accounting and Reporting Cost [Member] | Central Shipping Monaco SAM [Member] | Prepayments and Other [Member]
Fees charged				10,000
Accounting and Reporting Cost [Member] | Central Shipping Monaco SAM [Member] | Management Fees - Related Parties [Member]
Fees charged		179,000	189,000	104,000
Financing Fees [Member] | Central Shipping Monaco SAM [Member] | Deferred Charges [Member]
Fees charged		131,000	44,000	40,000
Commission for Sale and Purchase of Vessels [Member] | Central Shipping Monaco SAM [Member] | Vessels, Net [Member]
Fees charged			570,000	383,000
Commissions on Charter Hire Agreements [Member] | Central Shipping Monaco SAM [Member] | Voyage Expenses [Member]
Fees charged		358,000	161,000	46,000
Incentive Fee for the Provision of Services [Member] | Central Shipping Monaco SAM [Member] | Management Fees - Related Parties [Member]
Fees charged			$ 600,000	$ 400,000

[1]	As per the Company's equity incentive plan, or the 2015 plan, (see Note 13), the Company incurred an amortization expense of $131 and $47 relating to the vesting of 22,875 shares to Central Mare's nominee Tankers Family on both June 30, 2015 and June 30, 2016 respectively.